UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue  26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         8/14/03
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            24
                                               -------------

Form 13F Information Table Value Total:           $388,648
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


028-07388 Folksamerica
028-01681 White Mountain Insurance Group Ltd.




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
      Column 1      Column 2 Column 3  Column 4  Column 5              Column 6 Column 7 Column 8
      Name of       Title of            Value    Shrs of     SH/  PUT/ Investmen  Other
       Issuer        Class     CUSIP   (x1000)   PRN AMT    PRN   CALL DiscretioManagers  Sole ShareNone


ACADIA RLTY TRST    COM       004239109  7,883     861,553               Sole                       None
ALEXANDERS INC.     COM       014752109  5,736      68,700               Sole             Sole
AMLI RESIDENTIAL PPTSH BEN I  001735109 13,428     570,200               Sole             Sole
ARCHSTONE-SMITH TRUSCOM       039583109 23,806     991,900               Sole             Sole
ATLANTIC REALTY TRUSCOM       048798102  2,175     176,837               Sole             Sole
AVALONBAY COMMUNITIECOM       053484101 31,844     746,800               Sole             Sole
BOCA RESORTS INC    CL A     09688T106   1,802     138,600               Sole             Sole
COUSINS PPTYS INC   COM       222795106 10,334     370,400               Sole             Sole
EQUITY RESIDENTIAL  COM      29476L107  44,766   1,725,100               Sole             Sole
FAIRMONT HOTELS & RECOM       305204109 14,969     639,700               Sole             Sole
FEDERAL RLTY INVESTMCOM       313747206  9,453     295,400               Sole             Sole
FLORIDA EAST COAST ICL B      340632207  2,597     104,300               Sole             Sole
GABLES RESIDENTIAL TSH BEN I  362418105 22,827     755,100               Sole             Sole
INTERSTATE HOTELS & COM      46088S106   4,395     935,176               Sole             Sole
LA QUINTA CORP      PAIRED   50419U202   2,885     669,400               Sole             Sole
POST PROPERTIES INC COM       737464107 46,720   1,763,000               Sole             Sole
PROLOGIS TR         COM       743410102 29,997   1,098,800               Sole             Sole
PUBLIC STORAGE INC  COM      74460D109   8,078     238,500               Sole             Sole
RECKSON ASSOC REALTYCL B     75621K304   4,266     200,300               Sole             Sole
RECKSON ASSOCIATES RCOM      75621K106  22,959   1,100,600               Sole             Sole
SHURGARD STORAGE CENCOM      82567D104  42,723   1,291,500               Sole             Sole
STRATUS PPTYS INC   COM       863167201    898      96,027               Sole             Sole
SUMMIT PROPERTIES INCOM       866239106 23,250   1,125,900               Sole             Sole
TRIZEC PROPERTIES INCOM      89687P107  10,858     955,000               Sole             Sole
